Basic and diluted net earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted
Basic and diluted earnings per share have been calculated in accordance with ASC 260 on computation of earnings per share for each of the years ended December 31, 2022, 2023 and 2024, are calculated as follows:

	For the year ended December 31,
	2022	2023	2024
	(in thousands, except share and per share data)
Basic and diluted net earnings/(loss) per share calculation
Numerator:
Net earnings/(loss) attributable to ordinary shareholders, basic and diluted	355,201	(26,795)	51,497
Denominator:
Weighted-average ordinary shares outstanding, basic 1)	117,647,000	119,387,937	119,936,488
Weighted-average ordinary shares outstanding, diluted 1)	117,647,000	119,387,937	120,016,243
Net earnings/(loss) per share attributable to ordinary shareholders:
Basic	3.02	(0.22)	0.43
Diluted	3.02	(0.22)	0.43
Note:

(1)	Retroactively restated for the stock subdivision as described in Note 1.